Investments and Advances (Tables)	12 Months Ended
Dec. 31, 2023
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Equity in earnings, together with investments in and advances to companies accounted for using the equity method and other investments accounted for at or below cost
Equity in earnings, together with investments in and advances to companies accounted for using the equity method and other investments accounted for at or below cost, is shown in the following table. For certain equity affiliates, Chevron pays its share of some income taxes directly. For such affiliates, the equity in earnings does not include these taxes, which are reported on the Consolidated Statement of Income as “Income tax expense.”

	Investments and Advances At December 31		Equity in Earnings Year ended December 31
	2023	2022	2023	2022	2021
Upstream
Tengizchevroil	$26,954	$26,534	$3,375	$4,386	$2,831
Caspian Pipeline Consortium	797	761	158	128	155
Angola LNG Limited	1,762	1,963	513	1,857	336
Other	2,106	1,938	(161)	255	187
Total Upstream	31,619	31,196	3,885	6,626	3,509
Downstream
Chevron Phillips Chemical Company LLC	7,765	6,843	608	867	1,842
GS Caltex Corporation	4,309	4,288	437	874	85
Other	2,426	2,288	210	224	220
Total Downstream	14,500	13,419	1,255	1,965	2,147
All Other
Other	(6)	(5)	(9)	(6)	1
Total equity method	$46,113	$44,610	$5,131	$8,585	$5,657
Other non-equity method investments	699	628
Total investments and advances	$46,812	$45,238
Total United States	$10,985	$9,855	$340	$975	$1,889
Total International	$35,827	$35,383	$4,791	$7,610	$3,768

Summarized financial information on a 100 percent basis for all equity affiliates as well as Chevron's total share, which includes Chevron loans to affiliates
The following table provides summarized financial information on a 100 percent basis for all equity affiliates as well as Chevron’s total share, which includes Chevron’s net loans to affiliates of $4,494, $4,278 and $4,704 at December 31, 2023, 2022 and 2021, respectively.

	Affiliates			Chevron Share
Year ended December 31	2023	2022	2021	2023	2022	2021
Total revenues	$49,306	$100,184	$71,241	$23,217	$48,323	$34,359
Income before income tax expense*	15,304	23,811	15,175	7,209	10,876	6,984
Net income attributable to affiliates	11,618	19,077	12,598	5,485	8,595	5,670
At December 31
Current assets	$22,772	$26,632	$21,871	$10,110	$11,671	$9,267
Noncurrent assets	105,965	101,557	100,235	48,753	46,428	44,360
Current liabilities	14,085	16,319	17,275	6,698	7,708	7,492
Noncurrent liabilities	23,797	22,943	24,219	6,342	5,980	5,982
Total affiliates’ net equity	$90,855	$88,927	$80,612	$45,823	$44,411	$40,153
*
Chevron’s net income attributable to affiliates is recorded in the company’s before-tax
consolidated earnings in accordance with U.S. Generally Accepted Accounting Principles. The total income tax expense recorded by the company’s equity affiliates in 2023 was $3,686, with Chevron’s share being $1,724.